SCHEDULE OF EFFECT OF RESTATEMENT ON CONSOLIDATED STATEMENT OF OPERATIONS (Details) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Cost of sales:
Total cost of sales	$ 5,598,307	$ 3,583,338	$ 3,114,093	$ 9,181,645	$ 6,231,482	$ 15,815,358	$ 14,902,350
Gross Profit	11,874,229	11,631,154	2,305,698	23,505,383	5,165,257	19,144,041	12,041,368
Operating expenses:
General and administrative	4,230,569	4,321,313	2,135,030	8,551,882	4,271,708	11,561,028	11,023,841
Sales and marketing	214,085		293,937	618,387	570,141	1,336,685	1,466,616
Depreciation	45,695		43,276	92,338	82,108	178,754	186,350
Total operating expenses	4,490,349	4,772,258	2,472,243	9,262,607	4,923,957	13,076,467	12,676,807
Operating income (loss)	7,383,880	6,858,896	(166,545)	14,242,776	241,300	6,067,574	(635,439)
Other income (expense):
Other interest income (expense)		132,448
Other income (expense)	219,277		(269,897)	101,440	(368,103)	(132,507)	1,510,508
Total other income (expense)	292,125	14,611	(258,911)	306,736	(352,634)	(238,596)	872,025
Income (loss) before provision for income taxes	7,676,005	6,873,507	(425,456)	14,549,512	(111,334)	5,828,978	236,586
Provision (benefit) for income taxes
Net income (loss)	7,676,005	6,873,507	(425,456)	14,549,512	(111,334)	5,828,978	236,586
Less: Net income (loss) attributable to noncontrolling interest	(34,926)	6,241	12,467	(28,685)	33,777	31,389	(10,958)
Net income (loss) attributable to FDCTech’s shareholders	7,710,931	$ 6,867,266	(437,923)	14,578,197	(145,111)	5,797,589	247,544
Technology Service [Member]
Revenues:
Total revenue						5,099,187
Cost of sales:
Total cost of sales	115,610			115,610			173,708
Wealth Management [Member]
Cost of sales:
Total cost of sales	$ 1,654,803		$ 1,483,771	$ 3,090,053	$ 2,833,598	5,755,675	5,925,652
Investment and Brokerage [Member]
Cost of sales:
Total cost of sales						$ 10,059,683	8,802,990
Originally Reported [Member]
Other income (expense):
Less: Net income (loss) attributable to noncontrolling interest
Originally Reported [Member] | Consolidated Statements Of Operations [Member]
Revenues:
Total revenue							26,943,718
Cost of sales:
Total cost of sales							14,902,350
Gross Profit							12,041,368
Operating expenses:
General and administrative							11,191,357
Sales and marketing							1,466,616
Depreciation							186,350
Total operating expenses							12,844,323
Operating income (loss)							(802,955)
Other income (expense):
Other interest income (expense)							(638,483)
Other income (expense)							1,510,508
Total other income (expense)							872,025
Income (loss) before provision for income taxes							69,069
Provision (benefit) for income taxes
Net income (loss)							69,069
Less: Net income (loss) attributable to noncontrolling interest							(10,958)
Net income (loss) attributable to FDCTech’s shareholders							80,027
Originally Reported [Member] | Consolidated Statements Of Operations [Member] | Technology Service [Member]
Revenues:
Total revenue							1,642,130
Cost of sales:
Total cost of sales							173,708
Originally Reported [Member] | Consolidated Statements Of Operations [Member] | Wealth Management [Member]
Revenues:
Total revenue							6,498,404
Cost of sales:
Total cost of sales							5,925,652
Originally Reported [Member] | Consolidated Statements Of Operations [Member] | Investment and Brokerage [Member]
Revenues:
Total revenue							18,803,184
Cost of sales:
Total cost of sales							8,802,990
Adjustment B Correction [Member] | Consolidated Statements Of Operations [Member]
Revenues:
Total revenue
Cost of sales:
Total cost of sales
Gross Profit
Operating expenses:
General and administrative							(167,516)
Sales and marketing
Depreciation
Total operating expenses							(167,516)
Operating income (loss)							167,516
Other income (expense):
Other interest income (expense)
Other income (expense)
Total other income (expense)
Income (loss) before provision for income taxes							167,517
Provision (benefit) for income taxes
Net income (loss)							167,517
Less: Net income (loss) attributable to noncontrolling interest
Net income (loss) attributable to FDCTech’s shareholders							167,517
Adjustment B Correction [Member] | Consolidated Statements Of Operations [Member] | Technology Service [Member]
Revenues:
Total revenue
Cost of sales:
Total cost of sales
Adjustment B Correction [Member] | Consolidated Statements Of Operations [Member] | Wealth Management [Member]
Revenues:
Total revenue
Cost of sales:
Total cost of sales
Adjustment B Correction [Member] | Consolidated Statements Of Operations [Member] | Investment and Brokerage [Member]
Revenues:
Total revenue
Cost of sales:
Total cost of sales
Restated [Member] | Consolidated Statements Of Operations [Member]
Revenues:
Total revenue							26,943,718
Cost of sales:
Total cost of sales							14,902,350
Gross Profit							12,041,368
Operating expenses:
General and administrative							11,023,841
Sales and marketing							1,466,616
Depreciation							186,350
Total operating expenses							12,676,807
Operating income (loss)							(635,439)
Other income (expense):
Other interest income (expense)							(638,483)
Other income (expense)							1,510,508
Total other income (expense)							872,025
Income (loss) before provision for income taxes							236,586
Provision (benefit) for income taxes
Net income (loss)							236,586
Less: Net income (loss) attributable to noncontrolling interest							(10,958)
Net income (loss) attributable to FDCTech’s shareholders							247,544
Restated [Member] | Consolidated Statements Of Operations [Member] | Technology Service [Member]
Revenues:
Total revenue							1,642,130
Cost of sales:
Total cost of sales							173,708
Restated [Member] | Consolidated Statements Of Operations [Member] | Wealth Management [Member]
Revenues:
Total revenue							6,498,404
Cost of sales:
Total cost of sales							5,925,652
Restated [Member] | Consolidated Statements Of Operations [Member] | Investment and Brokerage [Member]
Revenues:
Total revenue							18,803,184
Cost of sales:
Total cost of sales							$ 8,802,990